Property, Plant and Equipment (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥) m²	Dec. 31, 2016 USD ($) m²	Dec. 31, 2015 CNY (¥)
Building [Member]
Property, Plant and Equipment [Line Items]
Area of Real Estate Property	46,196	46,196
Land [Member]
Property, Plant and Equipment [Line Items]
Area of Real Estate Property	74,251	74,251
Property, Plant and Equipment [Member] | Use Rights [Member]
Property, Plant and Equipment [Line Items]
Pledged Assets, Not Separately Reported, Real Estate	¥ 57,144	$ 8,230	¥ 18,398